Stock Option Plan (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended				12 Months Ended			241 Months Ended
	Aug. 07, 2013	Aug. 13, 2010	Jan. 07, 2002	Aug. 17, 2007	Sep. 19, 2005	Sep. 30, 2003	Sep. 29, 1997	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2015	Mar. 15, 1995
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted								400,000			5,669,000
Expiration period of options								10 years
Weighted average fair value of options granted								$ 0.50
Total intrinsic value of options exercised									$ 81	$ 392
Aggregate intrinsic value of options outstanding and exercisable
Weighted average remaining contractual life								8 years 8 months 12 days
Options available for future grant								1,236,000	1,636,000		1,236,000
1995 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option plan, shares authorized							1,561,500					1,012,500
Stock option plan, additional shares authorized							549,000
2001 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option plan, additional shares authorized			1,125,000
2003 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option plan, shares authorized	3,500,000	2,600,000		1,800,000	1,400,000
Stock option plan, additional shares authorized	900,000	800,000		400,000	500,000	900,000